(Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings per Share [Abstract]
(Loss)/Earnings per Share
	December 31, 2023	December 31, 2022	From April 15, 2021 through December 31, 2021

Net (loss)/income and comprehensive (loss)/income	$(1,977)	$(326)	$134
Less deemed dividend on Series C Preferred Stock upon issuance of common stock	(2,549)	-	-
Less deemed dividend on Series D Preferred Stock upon issuance of common stock	(154)	(134)	-
Less dividends on Series C Preferred Stock	(991)	(950)	(69)
Less dividends on Series D Preferred Stock	(1,036)	(252)	-
Less dividends on Class A warrants	-	(1,012)	-
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders for basic (loss)/ earnings per share purposes	$(6,707)	$(2,674)	$65
Less changes in fair value of warrants’ liability	(6,222)	-	-
Net (loss)/earnings and comprehensive (loss)/earnings attributable to common stockholders for diluted (loss)/earnings per share purposes	$(12,929)	$(2,674)	$65

Weighted average number of common stock, basic	3,315,519	155,655	44,101
Effect of dilutive securities	56,688	-	17,277
Weighted average number of common stock, diluted	3,372,207	155,655	61,378

(Loss)/ Earnings per share, basic	$(2.02)	$(17.18)	$1.47
(Loss)/ Earnings per share, diluted	$(3.83)	$(17.18)	$1.06